Note 19 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Finance cost on lease liabilities (note 15)	$ 22	$ 31	$ 24
Unrealised foreign exchange gain	(5)	19	1
Depreciation (note 18)	124	137	115
Lease expense	141	187	140
Total cash outflow for leases - principal	162	119	105
Total cash outflow for leases - finance cost	(22)	(31)	(24)
Total cash outflow for leases - payments	$ 184	$ 150	$ 129